Summary of Significant Accounting Policies - Revenue Recognition-ASC 606 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Current assets	$ 370,541	$ 432,195
Non-current assets	161,577
Total assets	532,118	597,932
Current liabilities
Other payables, accruals and advance receipts	56,327	40,953
Deferred revenue	2,540	1,295
Other current liabilities	26,612
Total current liabilities	85,479	104,600
Deferred revenue	408	809
Other non-current liabilities	33,976
Total liabilities	119,863	112,966
Company's shareholders' equity
Accumulated losses	(183,004)	(107,104)
Accumulated other comprehensive income	(243)	5,430
Other shareholders' equity	572,243
Total Company's shareholders' equity	388,996	461,733
Non-controlling interests	23,259	23,233
Total shareholders' equity	412,255	484,966	$ 204,060	$ 102,277
Total liabilities and shareholders' equity	532,118	597,932
Consolidated Statement of Operations
Total revenues	214,109	241,203	216,080
Total operating expense	(306,750)	(294,620)	(262,777)
Loss from operations	(92,641)	(53,417)	(46,697)
Total other income	5,986	(119)	(659)
Loss before income taxes and equity in earnings of equity investees	(86,655)	(53,536)	(47,356)
Income tax expense	(3,964)	(3,080)	(4,331)
Equity in earnings of equity investees, net of tax	19,333	33,653	66,244
Net (loss)/income	(71,286)	(22,963)	14,557
Less: Net income attributable to non-controlling interests	(3,519)	(3,774)	(2,859)
Net (loss)/income attributable to the Company	(74,805)	(26,737)	11,698
Consolidated Statement of Comprehensive Loss
Net loss	(71,286)	(22,963)	14,557
Other comprehensive income	(6,626)
Total comprehensive (loss)/income	(77,912)	(11,999)	3,835
Less: Comprehensive income attributable to non-controlling interests	(2,566)	(5,033)	(1,427)
Total comprehensive (loss)/income attributable to the Company	(80,478)	(17,032)	2,408
Consolidated Statements of Cash Flows
Net cash used in operating activities	(32,847)	(8,943)	(9,569)
Net cash generated from/(used in) investing activities	43,752	(260,780)	(33,597)
Net cash used in financing activities	$ (8,231)	273,196	$ 92,435
Minimum
Nature of goods and services
Payment terms	45 days
Maximum
Nature of goods and services
Payment terms	180 days
ASU 2014-09
Cumulative adjustment to opening accumulated losses upon adoption		$ (1,083)
ASU 2014-09 | Adjustments
Current liabilities
Other payables, accruals and advance receipts	$ 187
Deferred revenue	(605)
Total current liabilities	(418)
Deferred revenue	64
Total liabilities	(354)
Company's shareholders' equity
Accumulated losses	384
Accumulated other comprehensive income	(31)
Total Company's shareholders' equity	353
Non-controlling interests	1
Total shareholders' equity	354
Consolidated Statement of Operations
Total revenues	(698)
Loss from operations	(698)
Loss before income taxes and equity in earnings of equity investees	(698)
Net (loss)/income	(698)
Less: Net income attributable to non-controlling interests	2
Net (loss)/income attributable to the Company	(696)
Consolidated Statement of Comprehensive Loss
Net loss	(698)
Other comprehensive income	(31)
Total comprehensive (loss)/income	(729)
Less: Comprehensive income attributable to non-controlling interests	2
Total comprehensive (loss)/income attributable to the Company	(727)
Consolidated Statements of Cash Flows
Net cash used in operating activities	0
Net cash generated from/(used in) investing activities	0
Net cash used in financing activities	0
ASU 2014-09 | ASC 605
Assets
Current assets	370,541
Non-current assets	161,577
Total assets	532,118
Current liabilities
Other payables, accruals and advance receipts	56,514
Deferred revenue	1,935
Other current liabilities	26,612
Total current liabilities	85,061
Deferred revenue	472
Other non-current liabilities	33,976
Total liabilities	119,509
Company's shareholders' equity
Accumulated losses	(182,620)
Accumulated other comprehensive income	(274)
Other shareholders' equity	572,243
Total Company's shareholders' equity	389,349
Non-controlling interests	23,260
Total shareholders' equity	412,609
Total liabilities and shareholders' equity	532,118
Consolidated Statement of Operations
Total revenues	213,411
Total operating expense	(306,750)
Loss from operations	(93,339)
Total other income	5,986
Loss before income taxes and equity in earnings of equity investees	(87,353)
Income tax expense	(3,964)
Equity in earnings of equity investees, net of tax	19,333
Net (loss)/income	(71,984)
Less: Net income attributable to non-controlling interests	(3,517)
Net (loss)/income attributable to the Company	(75,501)
Consolidated Statement of Comprehensive Loss
Net loss	(71,984)
Other comprehensive income	(6,657)
Total comprehensive (loss)/income	(78,641)
Less: Comprehensive income attributable to non-controlling interests	(2,564)
Total comprehensive (loss)/income attributable to the Company	$ (81,205)